Identification and business activity	12 Months Ended
Dec. 31, 2022
Identification and business activity
Identification and business activity

1.     Identification and business activity

(a)          Identification -

Compañía de Minas Buenaventura S.A.A. (hereafter “the Company” or “Buenaventura”) is a publicly traded corporation incorporated in Peru in 1953. The Company stock is traded on the Lima and New York Stock Exchanges through American Depositary Receipts (ADRs), which represent the Company’s shares deposited in the Bank of New York. The Company’s legal domicile is at Las Begonias Street N°415, San Isidro, Lima, Peru. The Company is the ultimate controlling party.

(b)          Business activity -

The Company and its subsidiaries (hereinafter “the Group”) are principally engaged in the exploration, mining, concentration, smelting and marketing of polymetallic ores and metals.

The Company operates directly three operating mining units in Peru ( Orcopampa, Julcani and Tambomayo), one mining unit with temporarily suspended operation (Uchucchacua), two discontinued mining units (Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel). In addition, the Company has a controlling interest in (i) Sociedad Minera El Brocal S.A.A. (hereinafter “El Brocal”), which operates the Colquijirca mining unit; (ii) Minera La Zanja S.R.L. (hereinafter “La Zanja”), which operates La Zanja mining unit; (iii) El Molle Verde S.A.C. (hereinafter “Molle Verde”) which operates Trapiche, a mining unit at the development stage; and (iv) other entities dedicated to energy generation and transmission services, and other activities. All these activities are carried out in Peru. In addition, the Group has a non-significant subsidiary in Mexico related to exploration activities.

The legal domicile of the subsidiaries and associates is the same as that of the Company, except for:

-   Contacto Corredores de Seguros S.A. whose legal domicile is located at Avenida Del Pinar 180 Offices 902 – 903 Urb. Chacarilla, Surco, Lima, Peru.

-	Sociedad Minera Cerro Verde S.A.A. whose legal domicile is located at Calle Jacinto Ibáñez 315, Urb. Parque Industrial, Cercado de Arequipa, Arequipa
-	Tinka Resources Ltd. whose legal domicile is located at #1305 - 1090 West Georgia Street, Vancouver, British Columbia, V6E 3V7 Canada.

Temporary suspension of production at the Uchucchacua mining unit and Río Seco -The Uchucchacua mining unit has presented operational problems that were aggravated by the COVID-19 pandemic (delays in the preparation and exploration of the mine), which forced the Company to reduce the production estimates. For this reason, on October 15, 2021 Buenaventura requested that the Ministry of Energy and Mines, approve the temporary suspension of activities at its Uchucchacua mine, specifically those related to mining exploitation activities.

The Company’s management has estimated that the temporary suspension at the Uchucchacua mining unit will allow all the efforts of the operations team to be focused on implementing measures aimed at achieving efficiencies and reducing the cost of operations by the time it is decided to restart mining at this unit. The Company’s management evaluated and concluded that there is no impairment of the assets of the Uchucchacua mining unit as a result of the analysis of the recoverable amount based on its value in use, as the temporary stoppage has not significantly affected the value in use.

During the temporary suspension of production, measures were be implemented that will aim to achieve greater operational efficiency, focused on the new strategy for the period 2021 - 2023 focused on exploration activities, re-engineering or redesign of the mine, and on the development of the Yumpag project. Additionally, during the period of temporary suspension of production, the Company is focusing on improving its relationship with local communities and will continue with the work related to environmental commitments, such as monitoring, water treatment, waste collection, progressive mine closure, among others.

As a result of this suspension, the industrial activities in the subsidiary Procesadora Industrial Río Seco S.A. (which receives raw materials from the Uchucchacua mining unit) were also suspended until the restart of Uchucchacua’s operations schedule to the second half of 2023.

Temporary suspension of production in phase 12 of the north pit of the subsidiary El Brocal –

On March 19, 2022, a landslide occurred in phase 12 of the north pit, located in the Colquijirca mining unit. As a result of said event, El Brocal temporarily paralyzed its operations in said phase, the extraction of which refers to ore containing lead, zinc and silver.

During the second quarter, El Brocal prepared the Preliminary Stabilization Plan for the southwest wall of the pit. On June 28, 2022, El Brocal has received authorization from The Supervisory Organism of Investment in Energy and Mines (Organismo Supervisor de la Inversión en Energía y Minería or “OSINERGMIN” for its acronym in Spanish) to start rehabilitation works in the landslide area. During July, August and September, work was carried out on the preliminary stabilization plan. On November 30, 2022, OSINERGMIN issued the report on the lifting of the security measure, thus completing the Preliminary Stabilization Stage and the restrictions on mining operations in the affected area were lifted. Since December 2022, El Brocal has continued with rehabilitation activities in said area in accordance with the Final Stabilization Plan approved by OSINERGMIN. During the first quarter 2023, El Brocal started the ore extraction in the landslide zone.

This situation has affected the volume of ore extracted and sales of lead/zinc during the second, third and fourth quarters of 2022. The mining activities of the pit have focused mainly on the extraction of waste in the affected area and in other phases of the pit that allow access to the ore. Notwithstanding this, operations at the El Brocal underground mine continue their normal development, as well as the processing of ore through the concentrator plants, which are being supplied with lead and zinc ore from the stockpiles located outside the north pit; as well as the copper ore extracted in the underground mine.

Write – off of mineral stock in the subsidiary El Brocal -

As a consequence of the landslide in phase 12 of the north pit, the extraction of ore with lead, zinc and silver contents was temporarily halted during the second and third quarters of 2022. In response to this event, the Management of El Brocal decided to utilize ore contained within El Brocal’s short and long-term mineral inventory. However, according to the results of metallurgical tests carried out by the El Brocal’s Operations Area from June to November, it was concluded in said month that the mineral contained within these stockpiles has no economic value, mainly explained by the high oxidation indices detected in the metallurgical test samples. Current restrictions regarding the storage capacity of the tailings dam (final waste from the miningprocess) has also led to the priorization of El Brocal’s processing capacity for mineral that is more economically viable.

In November 2022, the Management of El Brocal decided to write - off the mineral stock totaling 483,563 Dry Metric Tonne (DMT), equivalent to US$16,402,000 (97,244 DMT had been already recognized as loss of inventory value, equivalent to US$1,504,000), with a net effect for the year of US$14,898,000, recorded in the last quarter of 2022.

The effect of the mineral write-off on the components of cost of sales is detailed below:

2022
US$(000)

Cost of sales of goods, excluding depreciation and amortization	10,957
Depreciation and amortization	5,025
Exploration in operating units	420
Cost of sales	16,402

(c)          Approval of consolidated financial statements -

The consolidated financial statements as of December 31, 2022 were approved and authorized for issue by the Board of Directors on April 28, 2023 and subsequent events have been considered through that date.

(d)         The consolidated financial statements include the financial statements of the following companies:

	Country of
	incorporation	Ownership as of December 31,
	and business	2022		2021
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía de Minas Buenaventura S.A.A. (*)	Peru	100.00	—	100.00	—
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A (**)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (**)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca (***)	Peru	33.00	67.00	20.00	40.00
Minera La Zanja S.R.L. (****)	Peru	100.00	—	53.06	—
Minera Julcani S.A. de C.V.	Mexico	99.80	0.20	99.80	0.20
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Insurance brokerage:
Contacto Corredores de Seguros S.A.	Peru	99.98	0.02	99.98	0.02

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	—	100.00	—

(*)         As of December 31, 2022 and 2021, includes three operating mining units in Peru (Orcopampa, Julcani and Tambomayo), one temporarily suspended operation (Uchucchacua), two discontinued mining units (Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel).

(**)       As of December 31, 2022 and 2021, the participation of the Company in the voting rights of El Brocal is 61.43%. Inversiones Colquijirca S.A. (hereafter “Colquijirca”), the Group’s subsidiary (100 % as of December 31, 2022 and 2021), has an interest in El Brocal’s capital stock, through which the Company holds an indirect participation in El Brocal of 58.24% as of December 31, 2022 and 2021.

(***)    Until March 30, 2022, Buevaventura held a direct and indirect holding of 60% and the remaining 40% was held by Newmont Corporation (hereinafter “Newmont”). On April 1, 2022, the subsidiary S.M.R.L. Chaupiloma Dos de Cajamarca (hereinafter “Chaupiloma”) spun-off 40% of its equity in favor of Newmont Perú Royalty S.R.L. corresponding to Newmont’s percentage interest in Chaupiloma in favor of Buenaventura. As a result, the direct and indirect participation of Buenaventura in said subsidiary increased from 60% to 100%. This transaction was accounted for as an owner-to-owner transaction. Additionally, the subsidiary transferred all its mining concessions to Minera Yanacocha S.R.L (hereinafter “Yanacocha”), receiving as consideration an amount similar to a percentage of the production sold by Yanacocha, as well as the production of future concessions.

(****)    On February 7, 2022, Buenaventura entered into definitive agreements with Newmont to sell all of the shares it owned in Yanacocha. As part of this transaction Newmont transferred in favor of Buenaventura its shares representing 46.94% of the equity of La Zanja, receiving as consideration an amount calculated on the future production of said mining unit. On the other hand, Newmont paid US$45,000,000 to Buenaventura in order to cover part of the future costs of the La Zanja closure plan, which are presented in the caption “Other reserves” in the consolidated statement of changes in equity for US$31,628,000 (US$45,000,000 net of tax income). This transaction was accounted for as an owner-to-owner transaction. Additionally, the non-controlling interest gain amounting to US$18,240,000 was reclassified under the “Retained earnings” caption in the consolidated statement of changes in equity.

(e)          Discontinued operations

During 2022, the Group sold its investment in Minera Yanacocha S.R.L (hereinafter “Yanacocha”) classified as discontinued during 2021, under IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”. On February 7, 2022, Buenaventura entered into definitive agreements with Newmont Corporation (hereinafter “Newmont”) to sell all of the shares it owned in Yanacocha for a consideration collected in full in February 2022 of US$300,000,000, as well as contingent payments linked to the production of the Sulphides Project that Yanacocha plans to develop and future increases in mineral prices, payments that can amount to up to US$100,000,000.

During 2020, the Group sold its Mallay mining unit classified as discontinued during 2019 under IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”. The sales price was US$10 million (US$8.5 million plus Value added tax) with a related cost of US$3.6 million net of income from the reversal of provision for mining unit closure of US$5.1 million. The Company collected US$4.0 million from this transaction and during May 2022 the remaining balance was transferred to a third party by US$6 million. This transaction generates a loss of US$2 million which are presented in “Others, net” caption, see note 28(a).

As of December 31, 2022, 2021 and 2020, the mining units with discontinued operations were Poracota and Shila-Paula (during the years 2021 and 2020 in addition included the results of the operations of Yanacocha and during the year 2020 also included Mallay) are presented below:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Sales	—	—	(1)
Cost of sales	—	—	—
Gross loss	—	—	(1)

Operating income (expenses), net
Gain for sale of Yanacocha investment	300,000	—	—
Reversal of liability classified as held for sale of Yanacocha	265,590	—	—
Reversal of unrealized result of Yanacocha	356	—	—
Administrative expenses	(683)	(335)	(1,117)
Changes in provision for closure of mining units, note 15(b)	(660)	(3,021)	(58)
Reversal (provision) of contingencies	(113)	(2,136)	13
Depreciation and amortization, note 11(h)	(9)	(14)	(2,126)
Discontinued operation of Yanacocha, note 10(d)	—	(422,394)	(72,219)
Changes in environmental liabilities provision	—	(1,014)	—
Income from sale of development costs, property, plant and equipment (sale of Mallay mining unit)	—	—	7,976
Reversal of provision for closure of mining unit (sale of Mallay mining unit), note 15(b)	—	—	5,093
Income from the sale of supplies from the Mallay unit, note 8(b)	—	—	1,220
Return of provision for loss of value of inventories for sale of the Mallay unit, note 8(b)	—	—	843
Cost of sale of property, plant and equipment	—	—	(3,099)
Cost of sale of supplies (sale of Mallay mining unit)	—	—	(1,711)
Provision for loss of value of inventories, note 8(b)	—	—	(1,220)
Others, net	288	(79)	(240)

Total operating income (expenses), net	564,769	(428,993)	(66,645)

Operating profit (loss)	564,769	(428,993)	(66,646)
Finance costs, note 15(b)	(59)	(25)	(176)
Net gain (loss) from currency exchange difference	(2)	—	12
Profit (loss) before income tax	564,708	(429,018)	(66,810)
Current income tax	(44,747)	—	—
Deferred income tax	(41,414)	41,414	—
	(86,161)	41,414	—
Profit (loss) from discontinued operations	478,547	(387,604)	(66,810)

No net cash flows were generated by the mining units maintained with discontinued operations during 2022, 2021 and 2020.

(f)          COVID-19 (Corona Virus Disease 2019) in Peru

The Group’s operations are subject to risks related to outbreaks of infectious diseases. For example, the outbreak of coronavirus COVID-19. Since March 15, 2020, and by means of Supreme Decree No. 044-2020, the Peruvian State declared a State of National Emergency and mandatory social isolation for an initial period of fifteen calendar days, with subsequent extensions. During the initial phase, constitutional rights related to personal freedom and security, inviolability of the home and freedom of assembly were restricted, except for the provision and access to certain services and essential goods, such as those related to financial institutions, insurance and pensions, as well as complementary and related services. Operations at a national level have now resumed according to a phase plan issued by the Peruvian State.

In March, April, May and June 2020, direct operations of the Group were limited to those that were deemed critical to ensuring the functionality of the mine pumping systems, water treatment plants, energy supply, hydroelectric substations, health services and overall minimum safety conditions, administrative supervision, security conditions, including filling and general support, among others. The production stoppage dates were as follows:

Phase 1 (restart initiated on May 16, 2020)

●	Tambomayo
●	Uchucchacua
●	El Brocal (Tajo Norte and Marcapunta)

Phase 2 (restart initiated on June 16, 2020)

●	Orcopampa
●	Julcani
●	La Zanja

Considering that the start of the quarantine began in the second half of March 2020, the Group’s mining units operated below the planned volume during the year 2020, which was reflected in the variation in sales. In 2020, the Group’s unabsorbed cost due to production stoppage amounted to a total amount of US$27.8 million (net of intercompany eliminations), see note 22.

Depreciation and amortization incurred during the production stoppage amounts to US$10.8 million for the year 2020, which is included in “Depreciation and amortization” caption in the consolidated statements of profit or loss.

In January 2021, in response to the significant increase in the number of infections, the number of deaths and the saturation of the health system, the Peruvian Government decreed compulsory social immobilization in ten regions of the country, with the exception of some sectors such as agriculture, energy, hydrocarbons, mining, construction, etc., thus it did not affect the Company’s operations. This second confinement phase was from January 31 until September 30, 2022 according to Supreme Decree N° 118-2022.

(g)          Temporary suspension of the operations of mining units related to social conflicts -

During December 2022, intensified tensions, protests, and social unrest erupted following a change in the country’s political leadership. Demonstrations continued into early 2023, and civil unrest continues to disrupt trade and supply chains as of the date of this report. To date, there has been a limited impact on the Group’s operations. The Group continues to monitor the situation with priority on safety and security. A prolonged disruption to logistics and supply chains could affect future operations.

Temporary suspension of the operations of the Julcani mining unit –

Within the current political situation, groups of people have been mobilizing in various regions of the country, in some cases committing acts of vandalism. On February 5, 2023, people from outside the area of influence of the Julcani mine broke into the mining camp and forced the unit’s officials to, among other things, stop operations. In order to ensure the safety of the workers, all personnel were demobilized and operations were suspended. Both the surrounding communities and the different unions publicly expressed their rejection of the acts of vandalism carried out at the mining unit, after which they issued a formal request to the Company to restart operations at the Julcani mining unit. On February 16, 2023, operations were restarted.

Blocking of access roads to the north pit of the Colquijirca mining unit -

The current limitations regarding the land and permits required to expand the operating area of the north pit of the Colquijirca mining unit of the subsidiary El Brocal and the expansion phase of the Huachuacaja tailings dam, have resulted in the schedulingof a partial reduction of the mining sequence. This plan did not result in a cessation of operations but required a temporary reduction of the workforce and services contracted by El Brocal. On the night of January 31, 2023, a group of former workers from a contractor company blocked the access roads to the north pit of Colquijirca mining unit. At the date of this report, the access roads are free.

Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Identification and business activity

1.     Identification and business activity

(a)	Identification -

Sociedad Minera Cerro Verde S.A.A. (the Company) was incorporated in Peru on August 20, 1993, as a result of the privatization process of certain mining units carried out by the Peruvian State in that year. The Company’s shares began being listed on the Lima Stock Exchange on November 14, 2000.

Through its subsidiary Cyprus Climax Metals Company, Freeport Minerals Corporation (FMC), a wholly owned subsidiary of Freeport-McMoRan Inc. (Freeport), owns 53.56% of the voting shares of the Company, SMM Cerro Verde Netherlands B.V. (SMM Cerro Verde), a subsidiary of Sumitomo Metal Mining Company Ltd. (Sumitomo), owns 21.00%, Compañía de Minas Buenaventura S.A.A. (Buenaventura) owns 19.58%, and other stakeholders own the remaining 5.86%.

The Company’s legal address is Jacinto Ibañez Street N°315 - Parque Industrial, Arequipa in the city of Arequipa and the ore deposit is located 20 miles southwest of that city (Asiento Minero Cerro Verde S/N Uchumayo – Arequipa).

(b)	Business activity -

The Company’s activities are regulated by the Peruvian General Mining Law and comprise the extraction, production and sale of copper cathodes, copper concentrate and molybdenum concentrate.

The Company is an open-pit copper and molybdenum mining complex. The Company´s operation consists of two concentrating facilities with a total design capacity of 360,000 metric tons of ore per day and SX/EW leaching facilities. However, as a result of several efficiency initiatives implemented over the past several years, the Company’s two concentrators were able to achieve a combined average milling rate exceeding 400,000 metric tons of ore per day in 2022. Leach copper production is derived from a 39,000 metric ton-per-day crushed leach facility and a 100,000-metric ton-per-day run-of-mine (ROM) leach system. This SX/EW leaching operation has a production capacity of approximately 200 million pounds of copper per year. The leaching and flotation process carried out at these plants are part of the benefit concession “Planta de Beneficio Cerro Verde.”

(c)	COVID-19 outbreak in Peru -

On March 15, 2020, the Peruvian government issued a Supreme Decree and declaration of a National Emergency in its efforts to contain the outbreak of COVID-19. The order was initially for fifteen days but was subsequently extended for different periods through October 27, 2022 however, the declaration of health emergency (Supreme Decree No. 008-2020) will continue in force until May 25, 2023. A summary of the impacts and charges associated with Covid-19 are detailed in Note 15(b).

The Company continues to update its Plan for the Surveillance, Prevention and Control of COVID-19 at work. The implementation of these prevention, early detection and response measures and actions helps to control the risk of spread and health impact caused by the COVID-19 pandemic during the development of operational activities.

(d)	Political situation in Perú -

Beginning in December 2022, heightened tensions, protests and social unrest emerged in Perú following a change in the country's political leadership. Cerro Verde operated at reduced rates from time to time during first-quarter 2023. While demonstrations and road blockages subsided in recent weeks, the potential for civil unrest and disruption of commerce and supply chains continues. Cerro Verde resumed normal operations in March 2023. Cerro Verde continues to monitor the situation with a priority on safety and security.

(e)	Financial statements approval –

The financial statements for the year ended December 31, 2022, have been approved and by the Company’s Manager on April 28, 2023, and the subsequence event have been considered thought those date.

The financial statement for the year ended on December 31, 2021, were approved and authorized by the Company’s Manager on May 13, 2022.